Schedule H, Part IV, Line 4i ‑ Schedule of Assets (Held at End of Year) - EBP, Schedule of Asset Held for Investment (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	45-3073116
Plan number	001
Participant notes receivable	$ 26,590	$ 21,101
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 101,808
Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	321,833
Pooled separate account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,362
Liberty Energy Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,653
Participant notes receivable
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	454,246
Investment, Identifier [Axis]: Common Stock | Liberty Energy Inc. | Liberty Energy Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,653
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	982
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	903
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,148
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,510
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,788
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	25,355
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	35,247
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	52,974
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	66,989
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	64,655
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	38,771
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,019
Investment, Identifier [Axis]: Common/Collective Investment Trusts | Principal | Target 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,492
Investment, Identifier [Axis]: Mutual Funds | American Funds | New World
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,966
Investment, Identifier [Axis]: Mutual Funds | American Funds | U.S. Government Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,579
Investment, Identifier [Axis]: Mutual Funds | Fidelity | 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,139
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Energy Z
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,837
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Large-Cap Growth Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	25,439
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Mid-Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,637
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Small-Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,341
Investment, Identifier [Axis]: Mutual Funds | Goldman Sachs | Financial Square Treasury Solutions
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,629
Investment, Identifier [Axis]: Mutual Funds | Hartford Mutual Funds | Hartford International Opportunity
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,252
Investment, Identifier [Axis]: Mutual Funds | JP Morgan | Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,094
Investment, Identifier [Axis]: Mutual Funds | MFS | Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,701
Investment, Identifier [Axis]: Mutual Funds | MassMutual | Mid-Cap Growth Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,187
Investment, Identifier [Axis]: Mutual Funds | PGIM | High Yield
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,256
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Short-Term Federal
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,478
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Short-Term Inflation-Protected Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	759
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Small-Cap Growth Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	438
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Small-Cap Value Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,392
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Wellington
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,249
Investment, Identifier [Axis]: Mutual Funds | Victory | Core Plus Intermediate Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,972
Investment, Identifier [Axis]: Mutual Funds | Victory | Sycamore Established Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,463
Investment, Identifier [Axis]: Pooled Separate Account | Principal | Real Estate Securities Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,362